Net Loss per Share	12 Months Ended
Sep. 24, 2022
Earnings Per Share [Abstract]
Net Loss per Share
16. Net Loss per Share
Basic earnings per share of Class A Common Stock is computed by dividing net loss attributable to common shareholders by the weighted-average number of shares of Class A Common Stock outstanding during the period. Diluted earnings per share of Class A Common Stock is computed by dividing net loss attributable to common shareholders adjusted for the assumed exchange of all potentially dilutive securities, by the weighted-average number of shares of Class A Common Stock outstanding adjusted to give effect to potentially dilutive elements. Diluted loss per share for all periods presented is the same as basic loss per share as the inclusion of the potentially issuable shares would be anti-dilutive.
Prior to the Business Combination, the membership structure of Legacy Warehouse included units which shared in the profits and losses of Legacy Warehouse. The Company analyzed the calculation of earnings per unit for periods prior to the Business Combination and determined that it resulted in values that would not be meaningful to the users of these consolidated financial statements. Therefore, earnings per share information has not been presented for periods prior to the Business Combination on June 7, 2022. The basic and diluted earnings per share for the period ended September 24, 2022 represent only the period of June 8, 2022 to September 24, 2022.

The following table sets forth reconciliations of the numerators and denominators used to compute basic and diluted earnings per share of Class A Common Stock (in thousands, except per share information):

Year Ended
September 24, 2022
Numerator—basic and diluted
Net loss	$(139,089)
Less: Net loss attributable to Warehouse Technologies LLC unitholders prior to the Business Combination	(72,134)
Less: Net loss attributable to the noncontrolling interest post Business Combination	(60,092)

Net loss attributable to common shareholders	$(6,863)

Denominator—basic and diluted
Weighted-average shares of Class A Common Stock outstanding	54,086,381

Loss per share of Class A Common Stock—basic and diluted	$(0.13)